Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
3.	Subsequent Events:

(a)  Increase in Authorized Capital Stock:  On April 7, 2025 the Company’s articles of incorporation were amended to increase the Company’s authorized common shares to 3.9 billion common shares, each with par value $0.001 per share, and 0.1 billion preferred shares, each with par value $0.001 per share.

(b)  Completion of the Spin-Off:  On April 14, 2025, (“Distribution Date”) Toro completed the Spin-Off of the Company based on the terms approved by the independent disinterested directors of Toro approved, and the recommendation of the Special Committee on February 28, 2025.

In connection with the Spin-Off,  the following was completed on April 14, 2025:

•
the contribution to the Company (i) of the Toro’s one tanker-owning subsidiary (owning one tanker vessel) and an additional subsidiary formerly owning the M/T Wonder Formosa (the “Robin subsidiaries”) and (ii) $10,356,450 in cash for additional working capital;

•	in exchange for:

○	2,386,732 common shares of Robin’s common stock, par value $0.001 per share (the “Robin common shares”);

○
2,000,000 shares of the Company’s 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares (the “Robin Series A Preferred Shares”), with a cumulative preferred distribution accruing initially at a rate of 1.00% per annum on the stated amount of $25 per share, all of which would be retained by Toro after the Spin-Off; and

○
the issuance of 40,000 Series B Preferred Shares (the “Robin Series B Preferred Shares”), each carrying 100,000 votes on all matters on which Company’s shareholders are entitled to vote but have no economic rights, to Pelagos, a company controlled by Company’s and Toro’s Chairman and Chief Executive Officer, against payment of their nominal value of $0.001 per Robin Series B Preferred Share.

The Robin Series A Preferred Shares retained by Toro have an initial aggregate stated amount of $50,000,000. The Robin Series A Preferred Shares are convertible, in whole or in part but not in an amount of less than 40,000 Series A Preferred Shares, at their holder’s option, to Robin common shares from and after the second anniversary of their issue date at the lower of (i) 200% of the volume weighted average price (“VWAP”) of Robin’s common shares over the five consecutive trading day period commencing on and including the Distribution Date, and (ii) the VWAP of the Robin common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion.

On the Distribution Date, Toro distributed all of the Company common shares outstanding to its holders of common stock of record at the close of business on April 7, 2025 (the “Record Date”). Shareholders of Toro received one Robin common share for every eight shares of the Toro’s common stock owned at the Record Date.

As a part of the Spin-Off, the Company entered into a master management agreement with Castor Ships with respect to its vessel in substantially the same form as the Toro’s Amended and Restated Master Management Agreement for its vessels. The vessel management agreement with Castor Ships previously entered into for the vessel by the applicable vessel-owning Robin Subsidiary will remain in effect for such vessel.

In addition, as part of the Spin-Off, the Company entered into various other agreements effecting the separation of its business from Toro including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, Toro agreed to indemnify the Company and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessel or subsidiaries Toro retains after the Distribution Date and Company agreed to indemnify Toro for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Toro and Robin and provides Toro with certain registration rights relating to Robin’s common shares, if any, issued upon conversion of the Robin Series A preferred shares issued to Toro in connection with the Spin-Off.

Following the successful completion of the Spin Off Robin will reimburse Toro for expenses related to the Spin off that have been incurred by Toro, provided that Robin will not reimburse Toro for any of these expenses that were incurred or paid by any of the Robin subsidiaries of Toro up to April 14, 2025.